UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Severn River Capital Management, LLC
Address: 12 Havemeyer Place
         First Floor
         Greenwich, CT  06830

13F File Number:  028-11087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Glick
Title:     Chief Financial Officer
Phone:     203 971-3600

Signature, Place, and Date of Signing:

 /s/    Christine Glick     Greenwich, CT     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $414,260 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMDOCS LTD                     ORD              G02602103    16893   512065 SH       SOLE                   512065        0        0
APPLE INC                      COM              037833100    21014    31500 SH  CALL SOLE                    31500        0        0
APPLE INC                      COM              037833100    28407    42582 SH       SOLE                    42582        0        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    27873   578751 SH       SOLE                   578751        0        0
DONNELLEY R R & SONS CO        COM              257867101     8794   829581 SH       SOLE                   829581        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219G108    33532   535398 SH       SOLE                   535398        0        0
FORTINET INC                   COM              34959E109    23019   954350 SH       SOLE                   954350        0        0
GRAFTECH INTL LTD              COM              384313102    11664  1297475 SH       SOLE                  1297475        0        0
MCKESSON CORP                  COM              58155Q103    28366   329719 SH       SOLE                   329719        0        0
NEWMONT MINING CORP            COM              651639106    33883   604906 SH       SOLE                   604906        0        0
RANGE RES CORP                 COM              75281A109    35228   504194 SH       SOLE                   504194        0        0
RED HAT INC                    COM              756577102    25225   443016 SH       SOLE                   443016        0        0
SAFEWAY INC                    COM NEW          786514208     7802   484900 SH  PUT  SOLE                   484900        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    45826   318300 SH  CALL SOLE                   318300        0        0
SUPERVALU INC                  COM              868536103     3411  1415557 SH       SOLE                  1415557        0        0
USEC INC                       NOTE 3.000%10/0  90333EAC2    10304 24899000 PRN      SOLE                 24899000        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102    24633   445684 SH       SOLE                   445684        0        0
VIRNETX HLDG CORP              COM              92823T108     4323   170000 SH  PUT  SOLE                   170000        0        0
VIVUS INC                      COM              928551100    24063  1351072 SH       SOLE                  1351072        0        0